CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Loss	$ (20,812)	$ (20,838)	$ (19,592)
Adjustments to the profit or loss items:
Depreciation	2,020	2,145	2,279
Share-based compensation	1,731	2,244	2,943
Net financing expenses (income)	694	(1,454)	(1,688)
Loss from sale of property, plant and equipment			39
Taxes on income	30	11	36
Adjustments to the profit or loss items	4,475	2,946	3,609
Changes in asset and liability items:
Decrease (increase) in trade receivables	(28)	37	2,506
Decrease (increase) in other receivables	95	221	(100)
Decrease (increase) in long term deposits		(6)	9
Decrease in trade payables	(114)	(86)	(215)
Decrease (increase) in other payables	51	138	(298)
Decrease in deferred revenues and other advances	(165)	(500)	(81)
Increase in liabilities in respect of government grants			115
Changes in asset and liability items	(161)	(196)	1,936
Cash received (paid) during the year for:
Interest received	1,360	2,173	2,360
Taxes paid	(23)	(14)	(6)
Net cash used in operating activities	(15,161)	(15,929)	(11,693)
Cash flows from investing activities:
Purchase of property, plant and equipment	(374)	(590)	(808)
Proceeds from sale of marketable securities	63,639	22,737	23,926
Purchase of marketable securities	(31,700)	(11,659)	(24,561)
Proceeds from (investment in) bank deposits, net	(14,212)	4,757	5,466
Proceeds from sale of property, plant and equipment			5
Net cash provided by investing activities	17,353	15,245	4,028
Cash flows from financing activities:
Proceeds from exercise of options	9	683	186
Proceeds from government grants	354	339	802
Repayment of government grants	(66)	(208)	(333)
Net cash provided by financing activities	297	814	655
Exchange rate differences on cash and cash equivalent balances	(114)	69	25
Increase (decrease) in cash and cash equivalents	2,375	199	(6,985)
Cash and cash equivalents at the beginning of the year	3,435	3,236	10,221
Cash and cash equivalents at the end of the year	5,810	3,435	3,236
Significant non-cash activities:
Acquisition of property, plant and equipment	$ 80	$ 39	$ 150